Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT Total		Average SCT	Average CAP	Total
Fiscal	for	CAP to	Total for	to Non-PEO	Shareholder	Net income (loss)
Year	PEO (1)	PEO (1)(2)	Non-PEO NEOs (3)	NEOs (3)(4))	Return (5)	(in thousands) (6)
2026	$973,473	$768,298	$653,603	$548,136	$60.87	$(2,429)
2025	1,315,704	1,255,647	844,566	816,476	109.35	1,473
2024	1,080,561	610,200	707,171	443,562	130.66	4,080
(1)	Mr. Loyd served as our PEO for all fiscal years presented.
(2)	CAP to our PEO was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year		Fair Value
		Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair	at Prior
		for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested	Year-end of
	SCT Total	under Stock	Unvested	Vested Awards	Unvested	Awards Granted	Awards
Fiscal	for	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior	Forfeited
Year	PEO	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)	During the Year	CAP Total(b)
2026	$973,473	$(411,679)	$288,621	$49,360	$(138,105)	$93,936	$(87,308)	$768,298
2025	1,315,704	(534,672)	441,791	50,093	(98,692)	81,423	—	1,255,647
2024	1,080,561	(422,604)	281,649	37,869	(401,636)	34,361	—	610,200

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2026	$—	$(56,354)	$(5,128)	$(61,482)
2025	109,056	(28,007)	(48,925)	32,124
2024	33,135	(79,825)	—	(46,690)

(3)	For all fiscal years presented, our non-PEO NEOs include Mr. Bunch and Mr. Stash.
(4)	Average CAP to our non-PEO NEOs was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year		Fair Value
	Average	Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair	at Prior
	SCT Total	for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested	Year-end of
	for	under Stock	Unvested	Vested Awards	Unvested	Awards Granted	Awards
Fiscal	Non-PEO	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior	Forfeited
Year	NEOs	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)	During the Year	CAP Total(b)
2026	$653,603	$(218,538)	$153,213	$26,203	$(69,977)	$49,978	$(46,346)	$548,136
2025	844,566	(283,831)	234,525	26,592	(47,829)	42,453	—	816,476
2024	707,171	(224,335)	149,510	20,102	(187,022)	(21,864)	—	443,562

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2026	$—	$(29,916)	$(2,722)	$(32,638)
2025	57,893	(14,867)	(16,826)	26,200
2024	17,590	(27,452)	(99,697)	(109,559)

(5)	The Company’s Total Shareholder Return for each period presented is calculated cumulatively as an initial fixed $100 investment at the applicable measurement point with dividends reinvested for each measurement in accordance with Item 201(e) of Regulation S-K.
(6)	Represents Net Income (Loss) as reported in the Company’s audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal years ended June 30, 2026, 2025 and 2024.

Named Executive Officers, Footnote	Mr. Loyd served as our PEO for all fiscal years presented.For all fiscal years presented, our non-PEO NEOs include Mr. Bunch and Mr. Stash.
PEO Total Compensation Amount	$ 973,473	$ 1,315,704	$ 1,080,561
PEO Actually Paid Compensation Amount	$ 768,298	1,255,647	610,200
Adjustment To PEO Compensation, Footnote
(2)	CAP to our PEO was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year		Fair Value
		Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair	at Prior
		for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested	Year-end of
	SCT Total	under Stock	Unvested	Vested Awards	Unvested	Awards Granted	Awards
Fiscal	for	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior	Forfeited
Year	PEO	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)	During the Year	CAP Total(b)
2026	$973,473	$(411,679)	$288,621	$49,360	$(138,105)	$93,936	$(87,308)	$768,298
2025	1,315,704	(534,672)	441,791	50,093	(98,692)	81,423	—	1,255,647
2024	1,080,561	(422,604)	281,649	37,869	(401,636)	34,361	—	610,200

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2026	$—	$(56,354)	$(5,128)	$(61,482)
2025	109,056	(28,007)	(48,925)	32,124
2024	33,135	(79,825)	—	(46,690)

Non-PEO NEO Average Total Compensation Amount	$ 653,603	844,566	707,171
Non-PEO NEO Average Compensation Actually Paid Amount	$ 548,136	816,476	443,562
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Average CAP to our non-PEO NEOs was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year		Fair Value
	Average	Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair	at Prior
	SCT Total	for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested	Year-end of
	for	under Stock	Unvested	Vested Awards	Unvested	Awards Granted	Awards
Fiscal	Non-PEO	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior	Forfeited
Year	NEOs	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)	During the Year	CAP Total(b)
2026	$653,603	$(218,538)	$153,213	$26,203	$(69,977)	$49,978	$(46,346)	$548,136
2025	844,566	(283,831)	234,525	26,592	(47,829)	42,453	—	816,476
2024	707,171	(224,335)	149,510	20,102	(187,022)	(21,864)	—	443,562

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2026	$—	$(29,916)	$(2,722)	$(32,638)
2025	57,893	(14,867)	(16,826)	26,200
2024	17,590	(27,452)	(99,697)	(109,559)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 60.87	109.35	130.66
Net Income (Loss)	$ (2,429,000)	1,473,000	4,080,000
PEO Name	Mr. Loyd
PEO
Pay vs Performance Disclosure
Year-end Fair Value of Unvested Awards Granted During the Year		109,056	33,135
Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Year(s)	$ (56,354)	(28,007)	(79,825)
Fair Value at Prior Year-end of Awards Forfeited During the Year	(5,128)	(48,925)
CAP Adjustment	(61,482)	32,124	(46,690)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,679)	(534,672)	(422,604)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,621	441,791	281,649
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,105)	(98,692)	(401,636)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,360	50,093	37,869
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,936	81,423	34,361
PEO | Fair Value at Prior Year-end of Awards Forfeited During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,308)
Non-PEO NEO
Pay vs Performance Disclosure
Year-end Fair Value of Unvested Awards Granted During the Year		57,893	17,590
Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Year(s)	(29,916)	(14,867)	(27,452)
Fair Value at Prior Year-end of Awards Forfeited During the Year	(2,722)	(16,826)	(99,697)
CAP Adjustment	(32,638)	26,200	(109,559)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,538)	(283,831)	(224,335)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,213	234,525	149,510
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,977)	(47,829)	(187,022)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,203	26,592	20,102
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,978	$ 42,453	$ (21,864)
Non-PEO NEO | Fair Value at Prior Year-end of Awards Forfeited During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (46,346)